Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating lease, lease not yet commenced, description	As of December 31, 2023, the Group did not have additional operating leases that have not yet commenced.	As of December 31, 2023, the Group did not have additional operating leases that have not yet commenced.
Finance lease, description	As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease.	As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease.
Carrying amount of right-of-use assets	¥ 131,726,000
Operating lease liabilities	165,288,000
Carrying amount of operating lease liabilities	158,902,000
Gain from early termination of operating lease	27,176,000	$ 3,828
Variable lease cost	0		¥ 0
Total operating lease expense	¥ 407,000		¥ 30,503,000	¥ 68,292,000